OTHER LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2025
OTHER LIABILITIES
Schedule of other liabilities

		As of December 31,
Current	Note	2025	2024
Deferred revenues on prepaid credit		45,805	28,632
Deferred revenues on connection fees and international capacity leases		16,259	5,874
Debt for acquisition of subsidiaries		787	846
Related parties	28.b)	—	3,961
Funds to be paid to customers		20,453	11,495
Other		1,861	2,336
		85,165	53,144
Non-current
Deferred revenues on connection fees and international capacity leases		31,550	4,435
Pension benefits		21,104	11,267
Related parties	28.b)	—	3,625
Debt for acquisition of subsidiaries		—	791
Other		329	44
		52,983	20,162
Total Other liabilities		138,148	73,306

Schedule of movements in the pension benefits

	Years ended December 31,
	2025	2024
At the beginning of the year	11,267	6,442
Acquisitions through business combination (1)	9,880	—
Service cost (2)	788	337
Interest cost (3)	4,221	8,861
Actuarial results (4)	4,897	37
RECPAM	(9,949)	(4,410)
At the end of the year	21,104	11,267
(1)	Corresponds to the acquisition of TMA (see Note 29).
(2)	Included in Employee benefit expenses and severance payments.
(3)	Included in Other Financial result, net.
(4)	Included in Other comprehensive income (loss).